                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                                3435 Stelzer Road
                               Columbus, OH 43219
                                 (800)-754-8758

                          T. Gibbs Kane, Jr., President
                               8 Sound Shore Drive
                          Greenwich, Connecticut 06830
                                  203-629-1980

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2008 - March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2008 (UNAUDITED)
=======================================================================================================
                                                                               SHARE         MARKET
                                                                              AMOUNT          VALUE
                                                                            ----------   --------------
COMMON STOCK (97.4%)
-------------------------------------------------------------------------------------------------------
AUTO (0.8%)
Goodyear Tire & Rubber Co.+                                                    695,900   $   17,954,220
                                                                                         --------------
CONSUMER DISCRETIONARY (16.1%)
Apollo Group, Inc., Class A+                                                   551,000       23,803,200
Comcast Corp., Class A                                                       3,881,400       75,066,276
Interpublic Group of Cos., Inc.+                                             7,774,100       65,380,181
Time Warner, Inc.                                                            5,087,100       71,321,142
Walt Disney Co.                                                              2,475,200       77,671,776
Washington Post Co., Class B                                                   108,290       71,633,835
                                                                                         --------------
                                                                                            384,876,410
                                                                                         --------------
CONSUMER STAPLES (5.4%)
Kimberly-Clark Corp.                                                           883,500       57,029,925
Unilever NV NY                                                               2,121,300       71,551,449
                                                                                         --------------
                                                                                            128,581,374
                                                                                         --------------
DIVERSIFIED FINANCIALS (8.1%)
Bank of America Corp.                                                        1,240,300       47,019,773
Credit Suisse Group ADR                                                      1,591,800       80,990,784
Invesco, Ltd.                                                                2,655,200       64,680,672
                                                                                         --------------
                                                                                            192,691,229
                                                                                         --------------
ENERGY (13.2%)
El Paso Corp.                                                                4,846,100       80,639,104
Halliburton Co.                                                                652,000       25,643,160
Pioneer Natural Resources Co.                                                1,683,900       82,713,168
Royal Dutch Shell plc ADR                                                      873,500       60,254,030
Spectra Energy Corp.                                                         2,944,900       66,996,475
                                                                                         --------------
                                                                                            316,245,937
                                                                                         --------------
HEALTH CARE (12.2%)
Baxter International, Inc.                                                     628,700       36,351,434
Boston Scientific Corp.+                                                     6,009,100       77,337,117
Cardinal Health, Inc.                                                          984,500       51,696,095
CIGNA Corp.                                                                  1,849,200       75,022,044
Kinetic Concepts, Inc.+                                                      1,110,000       51,315,300
                                                                                         --------------
                                                                                            291,721,990
                                                                                         --------------
INDUSTRIALS (8.4%)
General Electric Co.                                                         2,418,400       89,504,984
Southwest Airlines Co.                                                       5,103,500       63,283,400
Waste Management, Inc.                                                       1,434,500       48,141,820
                                                                                         --------------
                                                                                            200,930,204
                                                                                         --------------
INSURANCE (7.1%)
AON Corp.                                                                    1,471,100       59,138,220
Marsh & McLennan Cos., Inc.                                                  2,004,500       48,809,575
Unum Group                                                                   2,806,600       61,773,266
                                                                                         --------------
                                                                                            169,721,061
                                                                                         --------------
MATERIALS (2.8%)
Barrick Gold Corp.                                                             789,600       34,308,120
Newmont Mining Corp.                                                           729,400       33,041,820
                                                                                         --------------
                                                                                             67,349,940
                                                                                         --------------
PHARMACEUTICALS (6.5%)
Barr Pharmaceuticals, Inc.+                                                  1,576,900       76,180,039
Pfizer, Inc.                                                                 3,802,400       79,584,232
                                                                                         --------------
                                                                                            155,764,271
                                                                                         --------------
TECHNOLOGY (13.7%)
Flextronics International, Ltd.+                                             7,952,400       74,673,036
Hewlett Packard Co.                                                          1,181,600       53,951,856
Sun Microsystems, Inc.+                                                      3,564,200       55,352,026
Symantec Corp.+                                                              2,446,600       40,662,492
Texas Instruments, Inc.                                                      2,095,800       59,248,266

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
=======================================================================================================
                                                                               SHARE         MARKET
                                                                              AMOUNT          VALUE
                                                                            ----------   --------------
COMMON STOCK (CONTINUED)
TECHNOLOGY (CONTINUED)
Western Digital Corp.+                                                       1,566,500   $   42,358,160
                                                                                         --------------
                                                                                            326,245,836
                                                                                         --------------
UTILITIES (3.1%)
AES Corp.+                                                                   4,382,400       73,054,608
                                                                                         --------------
TOTAL COMMON STOCK (COST $2,277,370,065)                                                 $2,325,137,080
                                                                                         --------------
SHORT-TERM INVESTMENTS (3.3%)

MONEY MARKET FUND (3.3%)
-------------------------------------------------------------------------------------------------------
Citi(SM) Institutional Liquid Reserves, Class A, 3.37% (cost $77,962,775)   77,962,775       77,962,775
                                                                                         --------------
TOTAL SHORT-TERM INVESTMENTS (COST $77,962,775)                                          $   77,962,775
TOTAL INVESTMENTS (100.7%) (COST $2,355,332,840) *                                       $2,403,099,855
OTHER ASSETS LESS LIABILITIES (-0.7%)                                                       (16,154,273)
                                                                                         --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 73,051,562)                                      $2,386,945,582
                                                                                         ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                $        32.67
                                                                                         ==============

+    Non-income producing security.
ADR- American Depositary Receipt.

* Cost for Federal income tax purposes is $ 2,362,870,523 and net unrealized appreciation consists of :

                    Gross Unrealized Appreciation   $ 173,540,587
                    Gross Unrealized Depreciation    (133,311,255)
                                                    -------------
                    Net Unrealized Appreciation     $  40,229,332
                                                    =============

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

VALUATION INPUTS          INVESTMENTS IN SECURITIES
-----------------------   -------------------------
Level 1                   $2,325,137,080
Level 2                       77,962,775
Level 3                               --
                          --------------
TOTAL INVESTMENTS         $2,403,099,855

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.


By (Signature and Title)* /s/ T. Gibbs Kane, Jr.
                          ------------------------------
                          T. Gibbs Kane, Jr., President

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ T. Gibbs Kane, Jr.
                          ------------------------------
                          T. Gibbs Kane, Jr., President

Date: May 29, 2008


By (Signature and Title)* /s/ Simon D. Collier
                          ------------------------------
                          Simon D. Collier, Treasurer

Date: May 29, 2008